Discontinued Operations, Major Classes of Assets and Liabilities (Details) - Discontinued Operations [Member] - Insurance Segment [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Impairment Charges [Abstract]
Goodwill impairment charge	$ 800
Intangible asset impairment charge	2,000
Assets of Discontinued Operations [Abstract]
Cash and cash equivalents	6,626	$ 5,590
Fixed maturities available for sale, at fair value; amortized cost	21,680	32,132
Equity securities, at fair value	1,075	693
Premiums receivable	2,440	5,858
Property, plant and equipment, net	208	302
Right-of-use assets	13	0
Intangible assets, net	0	2,075
Deferred policy acquisition costs	993	2,279
Goodwill	0	757
Other assets	913	2,483
Total assets	33,948	52,169
Liabilities of Discontinued Operations [Abstract]
Reserves for losses and loss adjustment expenses	25,393	27,330
Unearned premiums	5,818	12,707
Advance premiums collected	318	500
Accrued expenses	891	0
Accrued liabilities	0	1,785
Current portion of operating lease liabilities	34	0
Deferred tax liabilities	0	420
Other long-term liabilities	847	716
Total liabilities	$ 33,301	$ 43,458